Risk Management - Accounting classification and fair value hierarchy of financial instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Assets	R$ 26,274,943	R$ 20,532,909
Loans And Financing [Member] | Carrying amount | Level 2
Disclosure of detailed information about financial instruments [line items]
Liabilities	(14,981,417)	(9,698,912)
Loans And Financing [Member] | Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Liabilities	(13,949,702)	(9,796,608)
Derivative financial instruments [Member] | Carrying amount | Level 2
Disclosure of detailed information about financial instruments [line items]
Liabilities	(65,375)	(69,745)
Derivative financial instruments [Member] | Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Liabilities	(65,375)	(69,745)
Convertible debt instruments - conversion right [Member] | Carrying amount | Level 2
Disclosure of detailed information about financial instruments [line items]
Liabilities	(51,740)	(488,775)
Convertible debt instruments - conversion right [Member] | Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Liabilities	(51,740)	(488,775)
Long Term Investment [Member] | Carrying amount | Level 2
Disclosure of detailed information about financial instruments [line items]
Assets	1,004,505	780,312
Long Term Investment [Member] | Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Assets	1,004,505	780,312
Derivative financial instruments [Member] | Carrying amount | Level 2
Disclosure of detailed information about financial instruments [line items]
Assets	0	21,909
Derivative financial instruments [Member] | Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Assets	R$ 0	R$ 21,909